Restatement of Unaudited Interim Consolidated Financial Statements	9 Months Ended
Sep. 30, 2016
Accounting Changes And Error Corrections [Abstract]
Restatement of Unaudited Interim Consolidated Financial Statements

12. Restatement of Unaudited Interim Consolidated Financial Statements

In the course of preparing our annual 2015 consolidated financial statements, we identified an error related to the presentation of lease incentives in our consolidated cash flow statement for the nine months ended September 30, 2015. We determined that the error was material to our interim consolidated financial statements for the nine months ended September 30, 2015, but inadvertently did not correct this error when the Form 10-Q for the quarter ended September 30, 2016 was originally filed on November 7, 2016. Correcting this error resulted in an increase in cash from operating activities, from a use of $3.8 million to cash provided of $500,000, and an associated increase in cash used in investing activities, from a use of $2.6 million to $7.0 million.